Employee benefits - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Balance at the beginning of year	$ 1,464
Actual return on plan assets	(25)	$ (228)	$ (28)
Balance at the end of year	1,426	1,464
Present value of defined benefit obligation
Employee benefits
Balance at the beginning of year	5,458	5,960
Benefits paid by the plan	553	779
Current service cost and interest cost	418	402
Changes in respect of foreign exchange differences	(186)	85
Experience adjustments	53	153
Actuarial (gains) losses from changes in financial assumptions	21	(193)
Balance at the end of year	5,583	5,458	5,960
Fair value of plan assets
Employee benefits
Balance at the beginning of year	(3,994)	(4,415)
Benefits paid by the plan	(79)	(539)
Changes in respect of foreign exchange differences	180	(42)
Contributions paid into the plan	74	389
Interest income	14	38
Actual return on plan assets	(26)	(267)
Balance at the end of year	$ (4,157)	$ (3,994)	$ (4,415)